                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02802

               --------------------------------------------------

                               UBS Cashfund Inc.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS CASHFUND INC.
SEMIANNUAL REPORT
SEPTEMBER 30, 2005

UBS CASHFUND INC.

November 15, 2005

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for UBS Cashfund Inc. ("the Fund") for the six months ended September 30, 2005.

PERFORMANCE

The seven-day current yield for the Fund as of September 30, 2005, was 3.15%, versus 2.22% on March 31, 2005. (For more information on the Fund's performance, refer to "Performance and Portfolio Characteristics at a Glance" on page 5.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE PAST SIX MONTHS?

A. The US economy faced a number of challenges during the reporting period, including record high energy prices, rising interest rates, geopolitical events and the devastation caused by Hurricanes Katrina and Rita. Despite these issues, the economy proved to be surprisingly resilient. Gross domestic product (GDP) growth was a solid 3.8% in the third quarter of 2005, and corporate profitability generally remained strong.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. Given the strength of the economy, the Federal Reserve Board (the "Fed") continued to raise interest rates as it sought to keep inflation in check. After raising the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--seven times from June 2004 through March 2005, the Fed again increased rates in 0.25% increments on four more occasions over the reporting period, and a fifth time on November 1, 2005, after the Fund's reporting period ended. In total, the 12 rate hikes in this tightening campaign have brought the fed funds rate from 1.00% to 4.00%. The Fed has made it clear throughout this series of hikes that it expects to continue to raise rates at a "measured" pace to keep inflation under control.

[SIDENOTE]

UBS CASHFUND INC.

INVESTMENT GOAL:

Current income, stability of principal and high liquidity.

PORTFOLIO MANAGER:

Michael H. Markowitz

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

January 20, 1978

DIVIDEND PAYMENTS:

Monthly

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE SEMIANNUAL PERIOD?

A. As we discussed in the previous report, toward the end of the last reporting period we shifted the portfolio from a "barbell" position, in which the Fund held securities at both ends of the maturity spectrum, to a more "bulleted" yield curve position, in which we emphasized securities with three- to six- month maturities. This allowed us to shorten the portfolio's weighted average maturity, making it less sensitive to rising interest rates and, in our opinion, more likely to perform well in the rising rate environment that characterized the period. This positioning also kept the portfolio very liquid, which is not only an essential part of the Fund's investment goal, but is also a precautionary measure against uncertain future cash flow levels.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. We maintained our strategy of emphasizing quality in addition to liquidity. We continued to concentrate a significant portion of the portfolio's holdings in US government and agency securities, certificates of deposit and short-term corporate obligations. Approximately 70% of the Fund's assets were invested in commercial paper, which, in the environment that characterized much of the period, offered a yield advantage over other cash equivalents. This positioning helped maintain the Fund's overall level of diversification and allowed us to meet our liquidity requirements.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ W. Douglas Beck                        /s/ Michael H. Markowitz

W. Douglas Beck, CFA                       Michael H. Markowitz
PRESIDENT                                  PORTFOLIO MANAGER
UBS Cashfund Inc.                          UBS Cashfund Inc.
EXECUTIVE DIRECTOR                         MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2005. The views and opinions in the letter were current as of November 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees.

                           BEGINNING            ENDING            EXPENSES PAID
                         ACCOUNT VALUE      ACCOUNT VALUE        DURING PERIOD*
                          APRIL 1, 2005   SEPTEMBER 30, 2005   04/01/05 TO 9/30/05
----------------------------------------------------------------------------------
Actual                   $     1,000.00   $         1,013.60   $              2.88
Hypothetical (5% annual
return before expenses)        1,000.00             1,022.21                  2.89

* Expenses are equal to the Fund's annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

PERFORMANCE AND PORTFOLIO CHARACTERISTICS AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                9/30/05           3/31/05          9/30/04
------------------------------------------------------------------------------------
Seven-Day Current Yield *                    3.15%             2.22%            1.10%
Seven-Day Effective Yield *                  3.20              2.25             1.11
Weighted Average Maturity **              28 days           28 days          36 days
Net Assets (bln)                       $      3.1       $       3.4       $      3.9

PORTFOLIO COMPOSITION ***                 9/30/05           3/31/05          9/30/04
------------------------------------------------------------------------------------
Commercial Paper                             71.1%             69.2%            53.7%
Certificates of Deposit                      16.2              11.9             14.3
U.S. Government Agency Obligations            6.4               8.7             22.7
Short-Term Corporate Obligations              3.6               7.9              8.3
Money Market Funds                            2.2               0.5              1.1
Repurchase Agreements                         0.6               1.9               --
Other Assets Less Liabilities                (0.1)             (0.1)            (0.1)
------------------------------------------------------------------------------------
TOTAL                                       100.0%            100.0%           100.0%
------------------------------------------------------------------------------------

* Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

UBS CASHFUND INC.

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                             MATURITY       INTEREST
   (000)                                                DATES          RATES               VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.39%
$   105,000   Federal Home Loan Bank                 10/03/05 to    3.411 to
                                                     10/05/05       3.414%*           $    104,999,533
     94,042   Federal Home Loan Mortgage Corp.       11/15/05       3.570@                  93,622,338
------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$198,621,871)                              198,621,871
------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--16.21%
    NON-U.S.--3.64%
     38,000   Calyon NY                              10/17/05       3.625                   38,000,000
     75,000   Natexis Banque Populaires NY           11/21/05 to    3.775 to
                                                     11/28/05       3.865                   75,000,000
------------------------------------------------------------------------------------------------------
                                                                                           113,000,000
------------------------------------------------------------------------------------------------------
    U.S.--12.57%
     80,000   American Express, Federal
              Savings Bank                           10/04/05       3.640                   80,000,000
     70,000   First Tennessee Bank N.A. (Memphis)    11/01/05 to    3.770 to
                                                     12/27/05       3.950                   70,000,000
     81,000   National City Bank                     10/20/05       3.550                   81,000,000
     80,000   Washington Mutual Bank                 10/21/05 to    3.740 to
                                                     11/02/05       3.770                   80,000,000
     80,000   Wells Fargo Bank N.A.                  10/17/05 to    3.690 to
                                                     10/24/05       3.740                   80,000,000
------------------------------------------------------------------------------------------------------
                                                                                           391,000,000
------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$504,000,000)                                         504,000,000
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--71.14%
    ASSET BACKED-BANKING--2.55%
     80,000   Atlantis One Funding                   12/30/05       3.91                    79,218,000
    ASSET BACKED-MISCELLANEOUS--20.90%
     80,000   Amsterdam Funding Corp.                10/12/05 to    3.610 to
                                                     10/20/05       3.750                   79,866,057
     79,000   Barton Capital LLC                     10/03/05 to    3.630 to
                                                     10/14/05       3.730                   78,961,163
     40,200   Chariot Funding LLC                    10/14/05       3.690                   40,146,433
     81,135   Falcon Asset Securitization Corp.      10/21/05       3.650                   80,970,476
     54,000   Kitty Hawk Funding Corp.               10/17/05 to    3.730 to
                                                     10/24/05       3.760                   53,892,613
     72,690   Preferred Receivables Funding Corp.    10/17/05       3.710                   72,570,142

 PRINCIPAL
   AMOUNT                                             MATURITY       INTEREST
   (000)                                                DATES          RATES               VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
    ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
$    61,000   Ranger Funding Co. LLC                 10/03/05 to    3.600 to
                                                     10/04/05       3.610%            $     60,985,783
     20,000   Sheffield Receivables Corp.            12/19/05       3.830                   19,831,906
     79,904   Thunderbay Funding                     10/07/05 to    3.580 to
                                                     10/11/05       3.600                   79,841,276
     28,000   Variable Funding Capital Corp.         10/21/05       3.750                   27,941,667
     15,000   Windmill Funding Corp.                 10/17/05       3.630                   14,975,800
     40,000   Yorktown Capital LLC                   10/13/05       3.700                   39,950,667
------------------------------------------------------------------------------------------------------
                                                                                           649,933,983
------------------------------------------------------------------------------------------------------
    ASSET BACKED-SECURITIES--17.98%
     21,500   Beta Finance, Inc.                     11/28/05       3.755                   21,369,931
     71,500   CC (USA), Inc. (Centauri)              10/03/05 to    3.430 to
                                                     12/02/05       3.770                   71,137,843
     71,000   Dorada Finance, Inc.                   10/20/05 to    3.520 to
                                                     11/23/05       3.760                   70,743,364
     80,000   Galaxy Funding, Inc.                   10/21/05 to    3.560 to
                                                     12/28/05       3.910                   79,614,378
     80,000   Grampian Funding LLC                   10/07/05       3.470                   79,953,733
     81,000   K2 (USA) LLC                           10/27/05 to    3.650 to
                                                     12/02/05       3.770                   80,628,352
     80,000   Links Finance LLC                      10/07/05 to    3.450 to
                                                     11/17/05       3.720                   79,812,705
     76,000   Solitaire Funding LLC                  10/06/05 to    3.640 to
                                                     10/21/05       3.750                   75,889,000
------------------------------------------------------------------------------------------------------
                                                                                           559,149,306
------------------------------------------------------------------------------------------------------
    BANKING-NON-U.S.--9.68%
     55,000   Caisse Nationale des Caisses
                d'Epargne et de Prevoyance           11/15/05       3.690                   54,746,313
     20,000   HBOS Treasury Services PLC             10/21/05       3.750                   19,958,333
     80,000   Nationwide Building Society            10/26/05 to    3.750 to
                                                     11/14/05       3.770                   79,711,945
     33,000   Northern Rock PLC                      11/22/05       3.740                   32,821,727
     75,000   Santander Central Hispano
                Finance Delaware, Inc.               10/11/05       3.620                   74,924,583
     38,660   Westpac Trust Securities NZ Ltd.       10/03/05       3.410                   38,652,676
------------------------------------------------------------------------------------------------------
                                                                                           300,815,577
------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                             MATURITY       INTEREST
   (000)                                                DATES          RATES               VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
    BANKING-U.S.--7.80%
$    55,000   Barclays U.S. Funding Corp.            11/22/05       3.750%            $     54,702,083
     20,000   CBA (Delaware) Finance, Inc.           12/19/05       3.850                   19,831,028
     75,500   Danske Corp.                           10/17/05 to    3.650 to
                                                     11/14/05       3.750                   75,271,309
     15,000   ING (U.S.) Funding LLC                 11/28/05       3.850                   14,906,958
     20,000   Nordea N.A., Inc.                      10/11/05       3.600                   19,980,000
     58,000   San Paolo IMI U.S. Financial Co.       10/03/05 to    3.630 to
                                                     10/26/05       3.650                   57,937,838
------------------------------------------------------------------------------------------------------
                                                                                           242,629,216
------------------------------------------------------------------------------------------------------
    BROKERAGE--7.24%
     66,000   Bear Stearns Cos., Inc.                10/18/05 to
                                                     10/20/05       3.750                   65,876,666
     80,000   Credit Suisse First Boston USA, Inc.   11/28/05       3.750                   79,516,667
     80,000   Goldman Sachs Group, Inc.              10/21/05       3.760                   79,832,889
------------------------------------------------------------------------------------------------------
                                                                                           225,226,222
------------------------------------------------------------------------------------------------------
    FINANCE-NON CAPTIVE DIVERSIFIED--2.43%
     48,250   CIT Group, Inc.                        10/14/05 to    3.560 to
                                                     10/19/05       3.640                   48,178,990
     27,500   International Lease Finance Corp.      10/24/05       3.740                   27,434,290
------------------------------------------------------------------------------------------------------
                                                                                            75,613,280
------------------------------------------------------------------------------------------------------
    UTILITIES-OTHER--2.56%
     80,000   RWE AG                                 10/13/05 to    3.510 to
                                                     12/21/05       3.870                   79,680,275
------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$2,212,265,859)                                            2,212,265,859
------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--3.54%
    BANKING-NON-U.S.--1.93%
     60,000   HBOS Treasury Services PLC**           10/03/05       3.713*                  60,000,000
    FINANCE-NONCAPTIVE DIVERSIFIED--1.61%
     50,000   General Electric Capital Corp.         10/11/05       3.804*                  50,000,000
------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$110,000,000)                                110,000,000
------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                             MATURITY       INTEREST
   (000)                                                DATES          RATES               VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.55%
$    15,000   Repurchase Agreement dated
                09/30/05 with Deutsche Bank,
                collateralized by $15,158,000
                Federal Home Loan Mortgage Corp.
                obligations, 3.750% due 04/15/07;
                (value--$15,300,144);
                proceeds: $15,004,625                10/03/05       3.700%            $     15,000,000
      2,105   Repurchase Agreement dated
                09/30/05 with State Street Bank &
                Trust Co., collateralized by
                $2,181,980 U.S. Treasury Bills,
                zero coupon due 03/02/06 and $2,601
                U.S. Treasury Notes, 5.625% due
                05/15/08; (value--$2,150,917);
                proceeds: $2,105,526                 10/03/05       3.000                    2,105,000
------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$17,105,000)                                             17,105,000
------------------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES
  (000)
-----------
MONEY MARKET FUNDS+--2.22%
     36,534   AIM Liquid Assets Portfolio                           3.707                   36,533,865
     32,656   BlackRock Provident Institutional
              TempFund                                              3.606                   32,656,448
------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$69,190,313)                                                69,190,313
------------------------------------------------------------------------------------------------------
Total Investments (cost--$3,111,183,043 which approximates
  cost for federal income tax purposes)--100.05%                                         3,111,183,043
Liabilities in excess of other assets--(0.05)%                                              (1,549,394)
Net Assets (applicable to 3,109,893,274 shares of
  common stock outstanding equivalent
  to $1.00 per share)--100.00%                                                        $  3,109,633,649
------------------------------------------------------------------------------------------------------

    * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2005, and reset periodically.
   ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.93% of net assets as of September 30, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    @ Interest rates shown are the discount rates at date of purchase.
    + Interest rates shown reflect yield at September 30, 2005.

ISSUER BREAKDOWN BY COUNTRY

                                                  PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                               84.8%
United Kingdom                                                               6.2
France                                                                       5.4
Spain                                                                        2.4
Australia                                                                    1.2
--------------------------------------------------------------------------------
Total                                                                      100.0%
--------------------------------------------------------------------------------

                      Weighted average maturity -- 28 days

                 See accompanying notes to financial statements

UBS CASHFUND INC.

STATEMENT OF OPERATIONS

                                                                                FOR THE SIX
                                                                                MONTHS ENDED
                                                                             SEPTEMBER 30, 2005
                                                                                 (UNAUDITED)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                     $       54,289,071
EXPENSES:
Investment advisory and administration fees                                           6,575,367
Transfer agency and related services fees                                             2,284,928
Reports and notices to shareholders                                                     276,126
Custody and accounting fees                                                             167,353
Insurance expense                                                                        99,530
State registration fees                                                                  65,726
Professional fees                                                                        55,654
Directors' fees                                                                          22,377
Other expenses                                                                           26,379
                                                                                      9,573,440

Net investment income                                                                44,715,631
Net realized gain from investment activities                                             10,381
Net increase in net assets resulting from operations                         $       44,726,012

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX
                                                          MONTHS ENDED            FOR THE
                                                       SEPTEMBER 30, 2005        YEAR ENDED
                                                          (UNAUDITED)          MARCH 31, 2005
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                  $       44,715,631    $       45,886,038
Net realized gains from investment activities                      10,381                    52
Net increase in net assets resulting from operations           44,726,012            45,886,090
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                         (44,715,631)          (45,886,038)
Net decrease in net assets from
  capital share transactions                                 (333,844,508)       (1,280,592,087)
Net decrease in net assets                                   (333,834,127)       (1,280,592,035)
NET ASSETS:
Beginning of period                                         3,443,467,776         4,724,059,811
End of period                                          $    3,109,633,649    $    3,443,467,776
-----------------------------------------------------------------------------------------------
Accumulated undistributed net investment income        $               --    $               --
-----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS CASHFUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cashfund Inc. (the "Fund") was incorporated in Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                                   RATES
--------------------------------------------------------------------------------
Up to $500 million                                                         0.500%
Next $500 million                                                          0.425
Next $500 million                                                          0.390
Next $500 million                                                          0.380
Next $500 million                                                          0.350
Next $1.0 billion                                                          0.345
Next $500 million                                                          0.325
Next $500 million                                                          0.315
Next $500 million                                                          0.300
Next $500 million                                                          0.290
Over $5.5 billion                                                          0.280

At September 30, 2005, the Fund owed UBS Financial Services Inc. $1,037,013 for investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a sub-advisory and sub-administration contract ("Sub-Advisory Contract") between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS Financial Services Inc. (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the Fund's average daily net assets.

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended September 30, 2005, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $914,623,043. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended September 30, 2005, UBS Financial Services Inc. received from PFPC, not the Fund, $1,347,412 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended September 30, 2005, the Fund did not loan any securities.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At September 30, 2005, the Fund had the following liabilities outstanding:

Dividends payable to shareholders                                 $    2,186,817
Other accrued expenses*                                                1,223,851

*  Excludes investment advisory and administration fees.

At September 30, 2005, the components of net assets were as follows:

Accumulated paid in capital                                      $ 3,109,466,949
Accumulated net realized gain from investment activities                 166,700
Net assets                                                       $ 3,109,633,649

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended September 30, 2005 and the fiscal year ended March 31, 2005 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending March 31, 2006.

CAPITAL SHARE TRANSACTIONS

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                          FOR THE SIX              FOR THE
                                                          MONTHS ENDED            YEAR ENDED
                                                       SEPTEMBER 30, 2005       MARCH 31, 2005
-----------------------------------------------------------------------------------------------
Shares sold                                                 8,870,047,364        14,913,038,848
Shares repurchased                                         (9,246,505,065)      (16,236,699,936)
Dividends reinvested                                           42,613,193            43,069,001
Net decrease in shares outstanding                           (333,844,508)       (1,280,592,087)

UBS CASHFUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                            FOR THE SIX
                            MONTHS ENDED
                            SEPTEMBER 30,                                 FOR THE YEARS ENDED MARCH 31,
                                2005           ---------------------------------------------------------------------------------
                             (UNAUDITED)           2005             2004             2003              2002            2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING
  OF PERIOD                $          1.00     $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
Net investment
  income                            0.0134            0.0118           0.0053           0.0115           0.0282           0.0586
Dividends from
  net investment
  income                           (0.0134)          (0.0118)         (0.0053)         (0.0115)         (0.0282)         (0.0586)
NET ASSET
  VALUE, END
  OF PERIOD                $          1.00     $        1.00    $        1.00    $        1.00    $        1.00    $        1.00
TOTAL INVESTMENT
  RETURN(1)                           1.36%             1.18%            0.53%            1.16%            2.85%            6.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of
  period (000's)           $     3,109,634     $   3,443,468    $   4,724,060    $   7,299,597    $   7,015,530    $   6,789,741
Expenses to
  average
  net assets                          0.57%*            0.56%            0.60%            0.57%            0.55%            0.56%
Net investment
  income to
  average
  net assets                          2.67%*            1.14%            0.53%            1.15%            2.79%            5.85%

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS CASHFUND INC.

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

UBS CASHFUND INC.

BOARD APPROVAL OF ADVISORY AND
ADMINISTRATION AGREEMENT (UNAUDITED)

BOARD APPROVAL OF THE UBS FINANCIAL SERVICES INC. INVESTMENT ADVISORY AND ADMINISTRATION CONTRACT AND UBS GLOBAL ASSET MANAGEMENT (US) INC. ("UBS GLOBAL AM") SUB-ADVISORY CONTRACT

BACKGROUND

At a meeting of the board of UBS Cashfund Inc. (the "Fund") on July 20, 2005, the members of the board, including the fund's Independent Directors (i.e., those directors who are not "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended), considered and approved the continuance of the UBS Financial Services Inc. Investment Advisory and Administration Contract (the "Contract") and the Sub-Advisory Contract with UBS Global AM. In preparing for the meeting, the board members had requested and received information from UBS Financial Services Inc. and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Financial Services Inc. and UBS Global AM, as well as the advisory, sub-advisory and distribution arrangements for the fund, certain portions of which are discussed below. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the UBS Financial Services Inc. Contract and the Sub-Advisory Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Directors met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Directors also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF UBS FINANCIAL SERVICES INC. CONTRACT AND UBS GLOBAL AM SUB-ADVISORY CONTRACT

In approving the UBS Financial Services Inc. Contract and the Sub-Advisory Contract with UBS Global AM, the board, including the Independent Directors, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE UBS FINANCIAL SERVICES INC. CONTRACT AND THE SUB-ADVISORY CONTRACT

The board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to the fund by

UBS Financial Services Inc. under the UBS Financial Services Inc. Contract and UBS Global AM under the Sub-Advisory Contract, respectively, during the past year. The board also received a description of the administrative and other services rendered to the fund and its shareholders by management, including in particular UBS Financial Services Inc.'s oversight of UBS Global AM. UBS Global AM also provides sub-administrative services to the fund through a separate sub-administration agreement between UBS Financial Services Inc. and UBS Global AM. References to administrative services throughout this disclosure also include such sub-administrative services. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services Inc. concerning management of the fund's affairs and UBS Financial Services Inc.'s role in overseeing UBS Global AM's provision of sub-advisory and sub-administrative services to the fund and management's role in coordinating providers of other services to the fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Financial Services Inc. and UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS fund complex, including the scope and quality of UBS Financial Services Inc.'s and UBS Global AM's investment management, sub-advisory and other capabilities and the quality of management's administrative and other services. The board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM's own and the fund's expanded compliance programs.

The board had available to it the qualifications and backgrounds and responsibilities of the fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Financial Services Inc., UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG.

The board reviewed how transactions in fund assets are effected. While UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Financial Services Inc. and UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures were available to the board, many of these policies and practices were deemed not applicable to the management of a money market fund's portfolio. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation arrangements.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the UBS Financial Services Inc. Contract and the Sub-Advisory Contract.

FUND PERFORMANCE

The board received and considered performance information of the fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, five- and 10-year periods ended May 31. The board was provided with a description of the methodology Lipper used to determine the similarity of the fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the fund's performance.

The comparative Lipper information showed that the fund's performance was consistently in the second quintile for each of the periods shown. Based on its review, the board concluded that the fund's investment performance was satisfactory.

MANAGEMENT FEES AND EXPENSE RATIOS

The board reviewed and considered the contractual management fee (the "Contractual Management Fee") (0.392% after the imposition of breakpoints, which are discussed further below) payable by the fund to UBS Financial Services Inc. in light of the nature, extent and quality of the management and administrative services provided by UBS Financial Services Inc. The board also reviewed and considered the actual fee rate paid by the fund (the "Actual Management Fee") (0.381%).

Additionally, the board received and considered information comparing the fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of other funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also received information on UBS Global Asset Management (Americas) Inc.'s (an affiliate of both UBS Financial Services Inc. and UBS Global AM) standard institutional account fees for short-term fixed income-type accounts. The Board noted that these fees were lower than the Contractual and Actual Management Fees (which Contractual and Actual Management Fees reflect the aggregate of fees payable to UBS Financial Services Inc. and sub-advisory fees payable to UBS Global AM), but also noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds versus such accounts, the differences in the levels of services required by mutual funds and such accounts and the memorandum provided by the fund's legal counsel discussing court decisions regarding the limited usefulness of such comparisons. Management also discussed with the board the fund's distribution arrangements.

The comparative Lipper information showed that the fund's Contractual Management Fee and Actual Management Fee were each in the second quintile of the funds in their Expense Group (I.E., third lowest and fourth lowest of nine, respectively, for the fiscal year ended March 31, 2005). The board also noted that the fund's total expenses were the second lowest of the nine funds in its Expense Group for the fiscal year ended March 31, 2005, placing it in the first quintile for its Expense Group. The board noted that while one reason for the fund's relatively low overall expenses was that, unlike the other funds in its Expense Group, the fund did not pay a service/distribution fee, the fund's total expenses would still have been approximately at the median for its Expense Group if the fund had a service/distribution fee of 0.145%, the average for its Expense Group.

The board did not receive comparative information from Lipper with respect to the fund's sub-advisory fee (the "Sub-Advisory Fee"). The board noted that the compensation paid to UBS Global AM is paid by UBS Financial Services Inc., not the fund, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the fund's shareholders.

Taking all of the above into consideration, the board determined that the Management Fee and the Sub-Advisory Fee were reasonable in light of the nature, extent and quality of the services provided to the fund under the UBS Financial Services Inc. Contract and Sub-Advisory Contract, respectively.

UBS FINANCIAL SERVICES INC. PROFITABILITY

The board received and considered a profitability analysis of UBS Financial Services Inc. and its affiliates in providing services to the fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. In addition, the board received information with respect to the allocation methodologies used in preparing this profitability data. The board also received information about UBS Financial Services Inc.'s profitability in comparison with the limited available industry data. UBS Financial Services Inc.'s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the fund.

ECONOMIES OF SCALE

The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the fund, whether the fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the fund were being passed along to the shareholders.

The board noted that the fund's Contractual Management Fee contained breakpoints. The board considered that the fund's asset level exceeded the breakpoints and as a result, the fund and its shareholders realized certain economies of scale because the total expense ratio of the fund was lower than if no breakpoints had been in place. Accordingly, the board determined that economies of scale were passed on to shareholders in the form of breakpoints to the Management Fee. The board also noted that as the fund's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for directors, auditors and legal fees, become a smaller percentage of overall assets. The board also noted that the fund's Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services Inc., not the fund, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services Inc.'s profitability data, the Actual (as well as Contractual) Management Fee and the breakpoints currently in place, the board believed that UBS Financial Services Inc.'s sharing of current economies of scale with the fund was acceptable.

OTHER BENEFITS TO UBS FINANCIAL SERVICES INC. AND UBS GLOBAL AM

The board considered other benefits received by UBS Financial Services Inc., UBS Global AM and their affiliates as a result of their relationship with the fund, including receipt of brokerage and the opportunity to offer additional products and services to fund shareholders.

In light of the costs of providing investment management, sub-advisory, administrative and other services to the fund and UBS Financial Services Inc.'s and UBS Global AM's ongoing commitment to the fund, the profits and other ancillary benefits that UBS Financial Services Inc. and its affiliates received were considered reasonable.

In light of all the foregoing, the board approved each of the UBS Financial Services Inc. Contract and the Sub-Advisory Contract to continue for another year. As the sub-administration agreement between UBS Financial Services Inc. and UBS Global AM provides that it shall be approved annually by the board, the board also approved the sub-administration agreement to continue for another year.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the UBS Financial Services Inc. Contract and the Sub-Advisory Contract. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the UBS Financial Services Inc. Contract and the Sub-Advisory Contract in a private session with their independent legal counsel at which no representatives of UBS Financial Services Inc. or UBS Global AM were present.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

DIRECTORS

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander
David J. Beaubien
Richard R. Burt
Meyer Feldberg
William D. White

PRINCIPAL OFFICERS

W. Douglas Beck
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

INVESTMENT ADVISOR AND ADMINISTRATOR
UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2005 UBS Global Asset Management (US) Inc.
All rights reserved.

[UBS LOGO]                                                           Presorted
                                                                     Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                              U.S. Postage
51 West 52nd Street                                                    PAID
New York, NY 10019-6114                                            Smithtown, NY
                                                                    Permit 700

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street,
New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    December 8, 2005
         ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ W. Douglas Beck
         -------------------
         W. Douglas Beck
         President

Date:    December 8, 2005
         ----------------

By:      /s/ Thomas Disbrow
         ------------------
         Thomas Disbrow
         Vice President and Treasurer

Date:    December 8, 2005
         ----------------